SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)		12 Months Ended
	Sep. 15, 2015	Dec. 31, 2019
Refined Gold
Revenue recognition
Percentage of receipt on sale		90.00%
Payment terms (in days)		2 days
Percentage of mineral value final payment		10.00%
Terms for final payment (in days)		7 days
Dore | Refined Gold
Revenue recognition
Mineral available within arrival of refinery, final processing outturn or after bill of lading (in percent)		90.00%
Process time to refine mineral (in days)		10 days
Concentrate
Revenue recognition
Percentage of receipt on sale		90.00%
Percentage of mineral value final payment		10.00%
Concentrate | Minimum
Revenue recognition
Payment terms (in days)		15 days
Concentrate | Maximum
Revenue recognition
Payment terms (in days)		30 days
Offtake obligation | Refined Gold
Revenue recognition
Mineral obligation (as a percent)	100.00%
Mineral (in ounces)	7,067,000